Subsequent Event (Details) - Subsequent Event - Investment in Beijing Sharetimes Technology Co., Ltd. - CNY (¥) ¥ in Millions	Mar. 18, 2021	Mar. 19, 2021
Subsequent Event
Equity Securities without Readily Determinable Fair Value, Number of Shares Subscribed	420,876
Equity Securities without Readily Determinable Fair Value, Amount		¥ 30.0
Equity Securities without Readily Determinable Fair Value, Ownership Percentage	1.64%